Note 10 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income tax expense at U.S. federal statutory rate	21.00%	21.00%
Current year state and local income taxes net of federal income tax benefit	4.30%	3.50%
Other	0.30%	(0.30%)
Provision for income taxes	25.60%	24.20%